Related Party Transactions (Details) € in Millions							3 Months Ended		12 Months Ended
	Oct. 04, 2023 USD ($) shares	Oct. 04, 2023 EUR (€) shares	Jun. 23, 2023 USD ($)	Jan. 31, 2023 USD ($)	Oct. 06, 2022 USD ($) shares	Oct. 04, 2022 USD ($) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	May 10, 2023 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021	Jan. 31, 2021	Jan. 01, 2021	Jun. 01, 2019
Related Party Transactions [Line Items]
Promissory note bore interest percentage									4.00%	4.00%
Interest income									18.68%	18.68%	21.00%
Interest income				$ 100,000
Professional fees									$ 900,000		$ 700,000
Credit facility amount					$ 10,000,000
Conversion agreement					$ 20,000,000	$ 12,800,000
Predecessor financing units (in Shares) | shares					2,000,000	80
Outstanding balance conversion of debt	$ 2,100,000				$ 8,500,000		$ 1,800,000
Term loan	1,975,000				8,700,000		7,221,000		600,000
Revolving credit arrangement		€ 2.5					$ 200,000		10,000,000	€ 0.1
Issued (in Shares) | shares							12,000,000
Interest income							$ 3,000		95,000
Credit loss reserve									6,000,000
Debt conversion	7,300,000				20,000,000
Anticipated funding									20,000,000
Short-term advances							$ 2,100,000
Term loan percentage							10.00%
Loan bears interest							8.875%				3.75%			2.75%	2.00%	2.00%	3.00%
Accounts Payable [Member]
Related Party Transactions [Line Items]
Professional fees									1,200,000		$ 700,000
Long-Term Debt [Member]
Related Party Transactions [Line Items]
Accrued interest							$ 100,000		0		400,000
Sole discretion			$ 4,800,000
Credit facility amount			$ 10,000,000
Accounts Receivable from FCG [Member]
Related Party Transactions [Line Items]
Professional fees							1,100,000		600,000
Other Current Liabilities [Member]
Related Party Transactions [Line Items]
Short-term advance									$ 400,000		$ 400,000
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Issued (in Shares) | shares									400,000
Intercompany Services Agreement Between FCG and the Company [Member]
Related Party Transactions [Line Items]
Revenue							1,500,000		$ 2,100,000
Related to these services									100,000
Accounts receivable									600,000
Digital Media License Revenue and Related Receivable with Equity Method Investment [Member]
Related Party Transactions [Line Items]
Revenue								$ 1,300,000	1,300,000
Interest income									100,000
Advance to Meliá Group [Member]
Related Party Transactions [Line Items]
Advanced pay													$ 500,000
Subscription Agreement with Infinite Acquisitions [Member]
Related Party Transactions [Line Items]
Conversion agreement	$ 7,300,000
Predecessor financing units (in Shares) | shares	727,500	727,500
Outstanding balance conversion of debt	$ 3,400,000
Term loan	1,975,000
Revolving credit arrangement	10,000,000
Subscription agreement												$ 20,000,000
Debt conversion									7,300,000
fund	12,800,000
Loaned an additional							7,221,000		6,800,000
Issued loan									6.8
Related Party Notes [Member]
Related Party Transactions [Line Items]
Company loaned				$ 2,500,000
Interest income				2.75%
Related Party [Member]
Related Party Transactions [Line Items]
Accounts receivable							$ 1,794,000
Related Party [Member] | Subscription Agreement with Infinite Acquisitions [Member]
Related Party Transactions [Line Items]
Outstanding balance conversion of debt	$ 1,800,000
Euro Revolving Credit Arrangement [Member]
Related Party Transactions [Line Items]
Revolving credit arrangement | €										€ 2.5
Conversion of Debt to Equity with Infinite Acquisition [Member]
Related Party Transactions [Line Items]
Credit facility amount					5,000,000
Outstanding balance conversion of debt					3,900,000
Issued loan									6,800,000
Conversion of Debt to Equity with Infinite Acquisition [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Outstanding balance conversion of debt					$ 7,600,000
Irrevocable Funding Agreement [Member]
Related Party Transactions [Line Items]
Issued loan									$ 12.8